OTHER COMPREHENSIVE GAIN (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Gain (Loss)

The tax effects allocated to each component of other comprehensive loss were as follows:

Years Ended December 31,	2016	2015	2014
Foreign currency translation adjustment	$6,211	$(39,378)	$(21,117)

Unrealized (loss) gain on cash flow hedging instruments	(1,321)	3,716	384
Income tax benefit (expense)	356	(1,003)	(104)

Unrealized (loss) gain on cash flow hedging instruments, net of tax	(965)	2,713	280

Reclassification of loss (gain) on cash flow hedging instruments into earnings	442	(2,730)	—
Income tax (benefit) expense	(119)	737	—

Reclassification of loss (gain) on cash flow hedging instruments into earnings, net of tax	323	(1,993)	—

Unrealized gain (loss) on available-for-sale securities	27	(12)	1
Income tax (expense) benefit	(13)	4	—

Unrealized gain (loss) on available-for-sale securities, net of tax	14	(8)	1

Other comprehensive gain (loss)	$5,583	$(38,666)	$(20,836)

Schedule of Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2016	2015	2014
Foreign currency translation adjustment:
Beginning balance	$(47,204)	$(23,623)	$(11,181)
Current period other comprehensive gain (loss)	3,745	(23,581)	(12,442)

Ending balance	(43,459)	(47,204)	(23,623)

Cash flow hedging instruments:
Beginning balance	600	168	—
Current period other comprehensive (loss) income	(579)	1,628	168
Less reclassification adjustment	194	(1,196)	—

Ending balance	215	600	168

Available-for-sale securities:
Beginning balance	(300)	(292)	(293)
Current period other comprehensive income (loss)	14	(8)	1

Ending balance	(286)	(300)	(292)

Accumulated other comprehensive loss, net of tax	$(43,530)	$(46,904)	$(23,747)